Summary of Significant Accounting Policies: Foreign Currency Transactions and Translations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Details
Foreign currency transaction gains or losses	$ 0
Foreign Currency Transaction Gain, before Tax		$ 0